RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS.
Schedule of carrying amount of Right-of-use assets and the movement

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2022	2,715	164	2,879
New leases	451	—	451
End of leases	(205)	(49)	(254)
Remeasurement of lease	445	(44)	401
As at December 31, 2022	3,406	71	3,477
ACCUMULATED DEPRECIATION
As at January 1, 2022	553	72	625
Depreciation	451	43	494
End of leases	(205)	(49)	(254)
Remeasurement of lease	—	(44)	(44)
As at December 31, 2022	799	22	821
Net book value as at December 31, 2022	2,607	49	2,656

	Buildings	Equipment	Rolling stocks	Total
	$	$	$	$
COST
As at January 1, 2021	1,297	339	273	1,909
New leases	1,612	—	—	1,612
End of leases	(252)	(339)	(109)	(700)
Remeasurement of lease	58	—	—	58
As at December 31, 2021	2,715	—	164	2,879
ACCUMULATED DEPRECIATION
As at January 1, 2021	386	321	135	842
Depreciation	419	3	46	468
End of leases	(252)	(324)	(109)	(685)
As at December 31, 2021	553	—	72	625
Net book value as at December 31, 2021	2,162	—	92	2,254